Capital Stock - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended						1 Months Ended			9 Months Ended	12 Months Ended				1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 09, 2010 USD ($)	Jan. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Apr. 30, 2010 USD ($)	Jan. 31, 2013 EUR (€)	Apr. 30, 2012 EUR (€)	Apr. 30, 2011 EUR (€)	Feb. 13, 2012 Capital stock EUR (€)	Nov. 11, 2011 Capital stock EUR (€)	Oct. 13, 2011 Capital stock USD ($)	Jan. 31, 2012 Capital stock USD ($)	Apr. 30, 2012 Capital stock USD ($)	Apr. 30, 2011 Capital stock USD ($)	Apr. 30, 2010 Capital stock USD ($)	Apr. 30, 2009 Capital stock	Feb. 13, 2012 Contributed surplus USD ($)	Nov. 11, 2011 Contributed surplus USD ($)	Jan. 31, 2012 Contributed surplus USD ($)	Apr. 30, 2012 Contributed surplus USD ($)
Class of Stock [Line Items]
Number of capital stock issued						1,228,377,770	1,228,377,770	1,184,793,767					1,228,377,770	1,184,793,767	1,184,679,789	12,500
Capital stock, Par value						€ 1	€ 1	€ 1
Redemption period			51 years
Convertible preferred equity certificates, yield payable			0.00%
Redemption of capital stock					$ 27,808										$ 27,366
Issuance of capital stock for cash, shares	113,978								2	1	43,584,000		43,584,003	113,978
Issuance of capital stock for cash	$ 100	$ 80,000	$ 100,000	$ 146					€ 2	€ 1	$ 60,000	$ 60,000	$ 60,000	$ 146			$ 20,000	$ 20,000	$ 20,000	$ 40,000